Risk management - Aging analysis (past due but performing): Consumer lending portfolio, outstandings (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 967,655	€ 951,934
ING Bank consumer lending portfolio, outstandings
Disclosure of credit risk exposure [line items]
Financial assets	780	1,142
ING Bank consumer lending portfolio, outstandings | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	339	714
ING Bank consumer lending portfolio, outstandings | Australia
Disclosure of credit risk exposure [line items]
Financial assets	42	25
ING Bank consumer lending portfolio, outstandings | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		1
ING Bank consumer lending portfolio, outstandings | Past due for >90 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Past due for >90 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	604	927
ING Bank consumer lending portfolio, outstandings | Past due for 1–30 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	294	599
ING Bank consumer lending portfolio, outstandings | Past due for 1–30 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets	29	17
ING Bank consumer lending portfolio, outstandings | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	119	123
ING Bank consumer lending portfolio, outstandings | Past due for 31–60 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	27	53
ING Bank consumer lending portfolio, outstandings | Past due for 31–60 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets	11	7
ING Bank consumer lending portfolio, outstandings | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	57	91
ING Bank consumer lending portfolio, outstandings | Past due for 61–90 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	18	61
ING Bank consumer lending portfolio, outstandings | Past due for 61–90 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets	2	1
Business lending
Disclosure of credit risk exposure [line items]
Financial assets	7,659	8,121
Business lending | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	1,736	1,159
Business lending | Australia
Disclosure of credit risk exposure [line items]
Financial assets	426	345
Business lending | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets	4	3
Business lending | Past due for >90 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets
Business lending | Past due for >90 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets	2	1
Business lending | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	6,452	7,331
Business lending | Past due for 1–30 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	1,147	1,036
Business lending | Past due for 1–30 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets	359	327
Business lending | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	629	727
Business lending | Past due for 31–60 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	77	108
Business lending | Past due for 31–60 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets	61	17
Business lending | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	575	60
Business lending | Past due for 61–90 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	512	16
Business lending | Past due for 61–90 days | Australia
Disclosure of credit risk exposure [line items]
Financial assets	€ 4